Property, plant and equipment (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 10, 2020 ft²
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 19,412,086	$ 9,797,400
Square-foot of building | ft²			81,000
Property in development
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	16,561,032	9,797,400
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	2,132,768	0
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	590,545	0
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 127,741	$ 0